Share Capital - Schedule of Classes of Share Capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000
Par value per share (in gbp per share)	£ 0.02	£ 0.02		£ 0.02
Share capital, shares authorized, value	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	56,208,871	59,031,432
Share capital	£ 1,123	£ 1,180	[1]
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	42,664,078	44,495,400
Share capital	£ 853	£ 890
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	13,544,793	14,536,032
Share capital	£ 270	£ 290

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).